As Filed with the Securities and Exchange Commission on January 21, 2016

File Nos. 333-60789 and 811-08941

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 61	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 64	☒

THE VANTAGEPOINT FUNDS

(Exact Name of Registrant as Specified in Charter)

777 North Capitol Street, NE Ste 600, Washington, DC 20002-4240

(Address of Principal Executive Offices) (Zip Code)

(202) 962-4600

(Registrant’s Telephone Number, Including Area Code)

Angela Montez, Secretary

777 North Capitol Street, N.E., Ste. 600

Washington, DC 20002

(Name and Address of Agent for Service of Process)

With Copies to:

Amy W. Pershkow, Esq.

Mayer Brown LLP

1999 K Street, N.W.

Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of rule 485
☐	on ( ) pursuant to paragraph (b) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on ( ) pursuant to paragraph (a)(1) of rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of rule 485
☐	on ( ) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

The Registrant is filing this Post-Effective Amendment No 61 to the Registration Statement of The Vantagepoint Funds (the “Fund”) is for the sole purpose of submitting the XBRL exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under rule 485(b) under the Securities Act of 1933 and it has duly caused this Post-Effective Amendment No. 61 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, the District of Columbia on the 20th day of January 2016.

THE VANTAGEPOINT FUNDS

/s/ Robert P. Schultze
Robert P. Schultze, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Robert P. Schultze	President	January 20, 2016
Robert P. Schultze

/s/ Michael Guarasci	Treasurer	January 20, 2016
Michael Guarasci

*	Director	January 20, 2016
George M. Chamberlain, Jr.

*	Director	January 20, 2016
Dorothy D. Hayes

*	Director	January 20, 2016
J. Thomas Lundy

*	Director	January 20, 2016
Takashi B. Moriuchi

*	Director	January 20, 2016
Timothy M. O’Brien

*	Director	January 20, 2016
JoAnn H. Price

*	Director	January 20, 2016
Catherine A. Zaharis

*By	/s/ Angela C. Montez
Angela C. Montez
Attorney-in-Fact

Exhibit Index

Post-Effective Amendment #58

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase